Columbia Income Opportunities Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	3,060
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		3,121
Total Communication Services		3,121
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	60,802
Total Consumer Discretionary		60,802
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	7,152
Total Industrials		7,152
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		71,075

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	3,647,881	3,574,923
Total Convertible Bonds (Cost $3,535,322)			3,574,923

Corporate Bonds & Notes 92.1%

Aerospace & Defense 2.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	599,281
10/01/2031	5.125%	1,499,000	1,486,134
Bombardier, Inc.(d)
04/15/2027	7.875%	56,000	56,140
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,167,310
11/15/2030	9.750%	910,000	999,792
TransDigm, Inc.(d)
03/01/2029	6.375%	3,410,000	3,501,603
03/01/2032	6.625%	3,873,000	4,004,455
01/15/2033	6.000%	1,198,000	1,217,693
05/31/2033	6.375%	2,746,000	2,800,165
01/31/2034	6.250%	366,000	378,250
01/31/2034	6.750%	1,813,000	1,879,398
Total			18,090,221
Airlines 0.8%
American Airlines, Inc.(d)
05/15/2029	8.500%	1,969,000	2,053,974
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	339,390	339,965
04/20/2029	5.750%	3,182,830	3,205,782
Total			5,599,721
Automotive 2.7%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	815,000	774,506
American Axle & Manufacturing, Inc.(d)
10/15/2032	6.375%	831,000	834,116
10/15/2033	7.750%	2,261,000	2,264,277
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,473,000	1,528,982
09/15/2032	6.750%	1,468,000	1,508,364
Forvia SE(d)
09/15/2033	6.750%	980,000	995,882
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	836,000	866,780
11/15/2032	8.000%	1,205,000	1,256,351
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	777,000	770,140
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	652,000	688,748
07/17/2035	8.125%	1,908,000	2,029,051
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	527,000	513,919
03/24/2031	7.500%	2,318,000	2,211,367
04/23/2032	6.875%	3,709,000	3,380,980
Total			19,623,463

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	361,000	362,476
Brokerage/Asset Managers/Exchanges 1.3%
AG Issuer LLC(d)
03/01/2028	6.250%	1,204,000	1,204,461
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	4,004,000	4,354,297
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,596,856
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	1,418,000	1,464,389
08/01/2033	8.000%	1,182,000	1,213,134
Total			9,833,137
Building Materials 1.5%
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,669,000	1,746,908
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	2,578,000	2,676,136
03/01/2033	6.750%	1,376,000	1,430,950
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,521,000	1,577,693
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	476,000	489,582
08/01/2033	6.250%	358,000	365,538
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,214,304
White Cap Buyer LLC(d)
10/15/2028	6.875%	658,000	658,000
White Cap Supply Holdings LLC(d),(g)
11/15/2030	7.375%	1,046,000	1,057,547
Total			11,216,658
Cable and Satellite 4.6%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	1,435,000	1,418,415
03/01/2030	4.750%	3,806,000	3,612,775
08/15/2030	4.500%	4,631,000	4,332,577
02/01/2032	4.750%	2,771,000	2,508,465
01/15/2034	4.250%	2,065,000	1,734,794
DISH Network Corp.(d)
11/15/2027	11.750%	3,660,000	3,851,254
EchoStar Corp.
11/30/2029	10.750%	3,518,684	3,874,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.(e)
11/30/2030	6.750%	1,200,039	1,238,824
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,714,971
07/01/2030	4.125%	3,553,000	3,345,558
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,604,000	1,431,187
VZ Secured Financing BV(d)
01/15/2032	5.000%	4,133,000	3,758,395
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	1,205,000	1,063,903
Total			33,885,578
Chemicals 5.0%
Ashland LLC(d)
09/01/2031	3.375%	2,462,000	2,195,600
Avient Corp.(d)
11/01/2031	6.250%	274,000	279,797
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	683,000	716,302
Celanese US Holdings LLC
04/15/2030	6.500%	414,000	410,486
07/15/2032	6.879%	490,000	492,235
04/15/2033	6.750%	888,000	875,050
11/15/2033	7.200%	1,085,000	1,111,492
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,593,890
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,516,000	1,467,195
HB Fuller Co.
10/15/2028	4.250%	523,000	508,378
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,675,000	1,416,978
INEOS Finance PLC(d)
04/15/2029	7.500%	2,445,000	2,266,236
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	3,226,000	3,025,154
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	1,335,000	1,282,388
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	2,191,000	2,138,233
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,282,890
06/15/2031	7.250%	1,596,000	1,597,457
02/15/2033	7.250%	1,436,000	1,429,891
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	805,000	818,826
08/15/2033	6.250%	645,000	662,702
Tronox, Inc.(d)
03/15/2029	4.625%	1,440,000	885,804
09/30/2030	9.125%	1,733,000	1,581,648
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,955,000	1,939,634
08/15/2029	5.625%	1,425,000	1,303,981
03/01/2031	7.375%	2,461,000	2,466,361
08/15/2032	6.625%	2,873,000	2,776,782
Total			36,525,390
Construction Machinery 0.9%
Herc Holdings, Inc.(d)
06/15/2030	7.000%	1,200,000	1,256,457
06/15/2033	7.250%	3,768,000	3,973,680
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	380,152
03/15/2031	7.750%	980,000	1,024,801
Total			6,635,090
Consumer Cyclical Services 0.9%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,675,000	2,614,672
Match Group Holdings II LLC(d)
10/01/2031	3.625%	794,000	719,815
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	375,561
02/15/2029	5.625%	2,843,000	2,835,033
Total			6,545,081
Consumer Products 1.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	1,808,000	1,270,685
Newell Brands, Inc.(d)
06/01/2028	8.500%	891,000	916,897
Newell Brands, Inc.
05/15/2030	6.375%	894,000	849,300
05/15/2032	6.625%	1,769,000	1,666,894
Opal Bidco SAS(d)
03/31/2032	6.500%	1,328,000	1,368,054
Prestige Brands, Inc.(d)
01/15/2028	5.125%	1,103,000	1,099,332
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	1,879,000	1,738,978
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whirlpool Corp.
06/15/2030	6.125%	278,000	275,495
06/15/2033	6.500%	289,000	282,027
Total			9,467,662
Diversified Manufacturing 2.3%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	343,000	354,822
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,014,423
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,368,000	3,461,314
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,110,341
Esab Corp.(d)
04/15/2029	6.250%	833,000	852,642
Gates Corp. (The)(d)
07/01/2029	6.875%	849,000	881,104
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,532,000	1,467,496
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,405,802
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	719,000	751,129
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	687,000	696,441
03/15/2029	6.375%	1,524,000	1,572,245
03/15/2032	6.625%	1,957,000	2,045,257
Total			16,613,016
Electric 5.8%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	946,633
01/15/2034	6.250%	815,000	824,417
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	725,000	700,731
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,442,000	1,456,857
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,519,950
02/15/2031	3.750%	1,921,000	1,780,095
01/15/2032	3.750%	1,567,000	1,418,509
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	778,434
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,568,000	1,621,197

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,646,000	2,607,029
09/15/2027	4.500%	381,000	372,699
01/15/2029	7.250%	1,126,000	1,158,261
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,154,000	2,163,441
07/15/2029	5.750%	152,000	152,667
02/15/2031	3.625%	1,992,000	1,860,228
02/01/2033	6.000%	806,000	822,207
01/15/2034	5.750%	1,205,000	1,212,905
11/01/2034	6.250%	615,000	633,447
01/15/2036	6.000%	1,205,000	1,225,320
PG&E Corp.(f)
03/15/2055	7.375%	900,000	926,256
Talen Energy Supply LLC(d)
02/01/2034	6.250%	1,427,000	1,462,854
02/01/2036	6.500%	1,427,000	1,477,400
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	3,562,000	3,550,090
01/15/2030	4.750%	2,292,000	2,198,714
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	1,270,000	1,270,295
10/15/2031	7.750%	2,632,000	2,793,588
04/15/2032	6.875%	1,003,000	1,053,725
VoltaGrid LLC(d),(g)
11/01/2030	7.375%	1,327,000	1,349,493
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	1,108,000	1,159,628
03/15/2033	8.625%	2,145,000	2,249,315
Total			42,746,385
Environmental 0.4%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	278,693
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,096,000
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,735,000	1,806,804
Total			3,181,497
Finance Companies 5.1%
Bread Financial Holdings, Inc.(d),(g)
05/15/2031	6.750%	358,000	360,392
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	826,000	834,056
GGAM Finance Ltd.(d)
04/15/2029	6.875%	331,000	343,413
03/15/2030	5.875%	2,020,000	2,052,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
goeasy Ltd.(d)
12/01/2028	9.250%	111,000	115,024
07/01/2029	7.625%	961,000	969,032
05/15/2030	6.875%	229,000	225,192
10/01/2030	7.375%	227,000	226,483
02/15/2031	6.875%	132,000	129,008
Navient Corp.
03/15/2029	5.500%	746,000	731,976
03/15/2031	11.500%	938,000	1,049,634
08/01/2033	5.625%	2,586,000	2,335,279
OneMain Finance Corp.
05/15/2029	6.625%	2,205,000	2,269,478
03/15/2030	7.875%	1,680,000	1,769,735
09/15/2030	4.000%	914,000	849,874
05/15/2031	7.500%	1,301,000	1,359,247
11/15/2031	7.125%	548,000	567,592
09/15/2032	7.125%	480,000	495,386
03/15/2033	6.500%	1,984,000	1,981,131
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	3,312,000	3,488,113
Rocket Cos, Inc.(d)
08/01/2030	6.125%	698,000	720,439
08/01/2033	6.375%	889,000	926,981
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,761,000	2,594,976
10/15/2033	4.000%	4,037,000	3,710,554
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	156,711
United Wholesale Mortgage LLC(d)
11/15/2025	5.500%	675,000	675,023
06/15/2027	5.750%	770,000	771,016
04/15/2029	5.500%	1,871,000	1,842,212
UWM Holdings LLC(d)
02/01/2030	6.625%	1,732,000	1,765,917
03/15/2031	6.250%	2,212,000	2,208,996
Total			37,524,935
Food and Beverage 1.6%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,869,463
06/15/2030	6.000%	1,342,000	1,357,097
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	758,884
Post Holdings, Inc.(d)
09/15/2031	4.500%	780,000	733,357
02/15/2032	6.250%	2,416,000	2,483,872
10/15/2034	6.250%	827,000	837,745
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	695,000	697,881
04/30/2029	4.375%	761,000	739,708
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,524,000	1,460,303
US Foods, Inc.(d)
01/15/2032	7.250%	809,000	849,123
Total			11,787,433
Gaming 3.1%
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	775,000	729,377
02/15/2030	7.000%	670,000	689,705
02/15/2032	6.500%	3,522,000	3,551,769
10/15/2032	6.000%	1,932,000	1,843,223
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	908,590
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,360,000	1,393,406
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	985,116
10/01/2033	6.250%	1,497,000	1,491,827
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	732,000	710,714
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	2,735,000	2,547,971
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	2,289,000	2,313,778
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	1,080,000	1,088,348
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	3,536,000	3,227,658
Voyager Parent LLC(d)
07/01/2032	9.250%	1,343,000	1,408,924
Total			22,890,406
Health Care 5.1%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	357,544
04/15/2029	5.000%	2,375,000	2,324,876
03/15/2033	7.375%	1,170,000	1,210,949
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,596,184
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,436,875
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	871,884
03/15/2029	3.750%	923,000	885,108
03/15/2031	4.000%	775,000	730,884
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	2,320,000	2,174,559
02/15/2031	4.750%	244,000	217,852
01/15/2032	10.875%	786,000	846,686
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,240,048
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	849,165
07/15/2033	6.750%	1,043,000	1,081,750
IQVIA, Inc.(d)
05/15/2027	5.000%	731,000	730,974
05/15/2030	6.500%	702,000	728,338
06/01/2032	6.250%	1,651,000	1,718,365
LifePoint Health, Inc.(d)
10/15/2030	11.000%	493,000	543,486
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,523,000	1,567,179
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	752,000	730,557
10/01/2029	5.250%	2,894,000	2,881,897
Select Medical Corp.(d)
12/01/2032	6.250%	1,720,000	1,743,927
Star Parent, Inc.(d)
10/01/2030	9.000%	2,758,000	2,945,008
Tenet Healthcare Corp.
02/01/2027	6.250%	4,268,000	4,274,962
01/15/2030	4.375%	2,104,000	2,053,535
Total			37,742,592
Independent Energy 5.0%
Baytex Energy Corp.(d)
04/30/2030	8.500%	2,193,000	2,245,466
03/15/2032	7.375%	1,924,000	1,895,348
Civitas Resources, Inc.(d)
07/01/2028	8.375%	700,000	722,942
11/01/2030	8.625%	1,661,000	1,716,978
07/01/2031	8.750%	715,000	734,662
06/15/2033	9.625%	3,181,000	3,409,523
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,457,596
03/01/2032	7.250%	999,000	1,041,604
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,429,000	2,429,229
Comstock Resources, Inc.(d)
03/01/2029	6.750%	750,000	742,627
01/15/2030	5.875%	434,000	413,003

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	2,895,000	2,899,607
02/01/2029	5.750%	2,565,000	2,514,014
11/01/2033	8.375%	969,000	1,002,463
02/15/2035	7.250%	2,496,000	2,402,400
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	888,651
04/15/2032	6.500%	1,427,000	1,439,687
04/15/2033	6.250%	891,000	891,515
Permian Resources Operating LLC(d)
04/15/2027	8.000%	928,000	940,919
01/15/2032	7.000%	1,901,000	1,972,469
02/01/2033	6.250%	955,000	972,438
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,485,495
07/15/2028	6.500%	741,000	746,400
SM Energy Co.(d)
08/01/2029	6.750%	937,000	934,910
08/01/2032	7.000%	1,082,000	1,058,172
Total			36,958,118
Leisure 3.9%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,105,000	1,082,278
Carnival Corp.(d)
03/15/2030	5.750%	1,628,000	1,677,039
08/01/2032	5.750%	2,793,000	2,869,513
02/15/2033	6.125%	1,597,000	1,646,842
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	1,475,000	1,468,937
Cinemark USA, Inc.(d)
07/15/2028	5.250%	941,000	936,830
08/01/2032	7.000%	549,000	569,798
NCL Corp., Ltd.(d)
01/15/2031	5.875%	1,976,000	1,975,969
02/01/2032	6.750%	1,593,000	1,637,404
09/15/2033	6.250%	2,407,000	2,432,234
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	3,557,000	3,564,027
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	2,079,000	2,108,606
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,149,781
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,320,675
10/15/2033	5.875%	2,530,000	2,568,782
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	814,382
Total			28,823,097
Lodging 1.0%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	758,000	776,644
09/15/2033	5.750%	762,000	776,331
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	955,000	882,503
01/15/2032	6.625%	2,406,000	2,443,519
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	2,547,000	2,509,088
Total			7,388,085
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,795,000	1,882,350
02/15/2031	7.125%	1,314,000	1,355,014
03/15/2033	7.500%	1,337,000	1,399,267
Gray Media, Inc.(d)
07/15/2032	9.625%	710,000	713,507
08/15/2033	7.250%	923,000	904,755
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	1,365,000	1,400,587
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,179,679
03/15/2030	4.625%	373,000	359,613
02/15/2031	7.375%	973,000	1,028,745
Roblox Corp.(d)
05/01/2030	3.875%	756,000	723,539
Snap, Inc.(d)
03/01/2033	6.875%	3,468,000	3,550,047
03/15/2034	6.875%	1,889,000	1,920,803
Univision Communications, Inc.(d)
08/15/2028	8.000%	722,000	743,661
06/30/2030	7.375%	1,399,000	1,405,361
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	1,095,000	1,003,903
03/15/2042	5.050%	3,233,000	2,594,156
03/15/2052	5.141%	575,000	438,437
Total			22,603,424
Metals and Mining 2.7%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	818,599
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	578,000	593,911
03/15/2032	7.000%	212,000	216,759
05/01/2033	7.375%	228,000	235,859
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	686,000	714,009
Constellium SE(d)
04/15/2029	3.750%	2,653,000	2,533,217
08/15/2032	6.375%	1,657,000	1,703,546
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	4,310,000	4,357,356
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	3,040,169
Kaiser Aluminum Corp.(d),(g)
03/01/2034	5.875%	1,284,000	1,279,252
Novelis Corp.(d)
01/30/2030	4.750%	2,112,000	2,038,885
08/15/2031	3.875%	1,125,000	1,030,635
08/15/2033	6.375%	1,117,000	1,132,585
Novelis, Inc.(d)
01/30/2030	6.875%	554,000	575,052
Total			20,269,834
Midstream 6.7%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,578,000	1,661,279
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,200,678
CNX Midstream Partners LP(d)
04/15/2030	4.750%	3,501,000	3,353,112
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,310,000	3,451,849
06/30/2033	7.375%	2,559,000	2,596,631
Hess Midstream Operations LP(d)
03/01/2028	5.875%	510,000	519,864
10/15/2030	5.500%	417,000	419,753
ITT Holdings LLC(d)
08/01/2029	6.500%	235,000	227,865
NuStar Logistics LP
06/01/2026	6.000%	1,402,000	1,406,495
04/28/2027	5.625%	3,054,000	3,079,893
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	562,000	588,781
Sunoco LP(d),(f),(h)
	7.875%	2,193,000	2,230,121
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,560,547
05/01/2032	7.250%	1,418,000	1,494,653
07/01/2033	6.250%	2,113,000	2,157,866
TransMontaigne Partners LLC(d)
06/15/2030	8.500%	2,469,000	2,585,524
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	2,972,000	2,748,864
11/01/2033	3.875%	1,204,000	1,064,380
Venture Global LNG, Inc.(d),(f),(h)
	9.000%	3,363,000	3,143,227
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,300,890
01/15/2030	7.000%	1,075,000	1,087,588
02/01/2032	9.875%	898,000	958,892
Venture Global Plaquemines LNG LLC(d)
05/01/2033	7.500%	848,000	933,765
01/15/2034	6.500%	1,950,000	2,042,632
05/01/2035	7.750%	1,633,000	1,842,657
01/15/2036	6.750%	4,390,000	4,651,128
Total			49,308,934
Oil Field Services 2.1%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	962,399
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	2,062,000	2,139,545
10/01/2033	6.500%	1,057,000	1,083,125
10/01/2035	6.750%	623,000	641,607
Nabors Industries, Inc.(d)
05/15/2027	7.375%	823,000	833,479
01/31/2030	9.125%	1,901,000	1,997,547
08/15/2031	8.875%	1,746,000	1,660,095
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,551,000	1,594,745
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,439,905	2,509,714
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,723,000	1,779,597
Total			15,201,853
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	725,347
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	712,183
04/15/2030	6.625%	404,000	417,958
Total			1,855,488

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 1.6%
Ladder Capital Finance Holdings LLLP
08/01/2030	5.500%	2,500,000	2,548,079
Ladder Capital Finance Holdings LLLP/Corp.(d)
07/15/2031	7.000%	1,008,000	1,057,553
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,837,398
05/15/2029	4.875%	1,134,000	1,101,829
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	447,526
04/01/2032	6.500%	1,211,000	1,245,442
06/15/2033	6.500%	763,000	787,856
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	961,830
Service Properties Trust
06/15/2029	8.375%	778,000	774,118
Service Properties Trust(d)
11/15/2031	8.625%	672,000	708,491
Total			11,470,122
Packaging 0.8%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	3,097,000	2,890,556
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	2,196,000	2,201,685
04/15/2032	6.750%	693,000	695,303
Total			5,787,544
Pharmaceuticals 1.4%
1261229 BC Ltd.(d)
04/15/2032	10.000%	3,193,000	3,340,873
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	2,006,000	1,833,970
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	3,209,699
Jazz Securities DAC(d)
01/15/2029	4.375%	1,100,000	1,077,461
Organon Finance 1 LLC(d)
04/30/2028	4.125%	834,000	792,896
04/30/2031	5.125%	345,000	264,887
Total			10,519,786
Property & Casualty 3.4%
Acrisure LLC/Finance, Inc.(d)
02/01/2029	8.250%	335,000	349,140
08/01/2029	6.000%	316,000	312,831
11/06/2030	7.500%	1,370,000	1,418,362
07/01/2032	6.750%	696,000	714,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,601,430
04/15/2028	6.750%	4,065,000	4,137,270
01/15/2031	7.000%	734,000	758,890
10/01/2031	6.500%	1,649,000	1,693,633
AmWINS Group, Inc.(d)
02/15/2029	6.375%	694,000	707,310
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	1,821,000	1,904,299
Ardonagh Group Finance Ltd.(d)
02/15/2032	8.875%	1,513,000	1,577,984
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2031	7.250%	135,000	139,066
HUB International Ltd.(d)
01/31/2032	7.375%	1,365,000	1,415,267
HUB International, Ltd.(d)
06/15/2030	7.250%	4,500,000	4,700,189
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,644,000	1,699,099
Ryan Specialty LLC(d)
08/01/2032	5.875%	721,000	733,193
Total			24,876,830
Railroads 0.8%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,386,239
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	3,503,000	3,628,623
Total			6,014,862
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,227,833
09/15/2029	5.625%	1,195,000	1,215,102
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	1,515,000	1,449,110
Yum! Brands, Inc.
04/01/2032	5.375%	1,097,000	1,107,525
Total			4,999,570
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.6%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	636,000	643,677
08/01/2033	7.375%	1,011,000	1,023,479
Asbury Automotive Group, Inc.(d)
02/15/2032	5.000%	567,000	545,586
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	1,395,000	1,500,484
Belron UK Finance PLC(d)
10/15/2029	5.750%	732,000	741,916
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	643,345
01/15/2030	6.375%	486,000	496,425
Hanesbrands, Inc.(d)
02/15/2031	9.000%	1,022,000	1,079,106
L Brands, Inc.
06/15/2029	7.500%	385,000	394,326
L Brands, Inc.(d)
10/01/2030	6.625%	1,324,000	1,358,609
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,664,845
08/01/2031	8.250%	1,005,000	1,057,268
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	829,541
Total			11,978,607
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	810,082
Technology 9.5%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	2,426,000	2,524,375
Block, Inc.(d)
08/15/2030	5.625%	1,042,000	1,057,659
08/15/2033	6.000%	815,000	833,266
Block, Inc.
05/15/2032	6.500%	2,384,000	2,474,208
CACI International, Inc.(d)
06/15/2033	6.375%	1,415,000	1,471,144
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	431,000	361,703
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	437,000	361,701
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	3,085,000	2,879,948
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc,(d)
08/15/2033	6.625%	358,000	358,961
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,892,047
06/30/2032	8.250%	1,347,000	1,415,942
Ellucian Holdings, Inc.(d)
12/01/2029	6.500%	674,000	682,790
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,549,239
06/15/2030	5.950%	3,129,000	3,173,856
Fair Isaac Corp.(d)
05/15/2033	6.000%	1,164,000	1,188,512
Gen Digital, Inc.(d)
04/01/2033	6.250%	361,000	371,381
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	2,623,000	2,780,485
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,828,329
ION Platform Finance US Inc./SARL(d)
05/01/2028	4.625%	2,775,000	2,605,837
05/15/2028	5.750%	1,054,000	1,005,989
05/01/2029	8.750%	2,245,000	2,278,619
05/30/2029	9.500%	1,951,000	1,992,735
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	2,121,000	2,069,164
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	377,336
Iron Mountain, Inc.(d)
01/15/2033	6.250%	755,000	773,300
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,473,233
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,248,854
04/15/2029	5.125%	1,261,000	1,248,697
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,866,000	2,830,040
Picard Midco, Inc.(d)
03/31/2029	6.500%	4,589,000	4,624,185
Science Applications International Corp.(d)
11/01/2033	5.875%	1,774,000	1,769,199
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	809,000	859,359
07/15/2031	8.500%	898,000	956,318
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,401,805
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	1,913,000	1,976,497

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synaptics, Inc.(d)
06/15/2029	4.000%	1,559,000	1,497,463
UKG, Inc.(d)
02/01/2031	6.875%	1,343,000	1,382,186
WEX, Inc.(d)
03/15/2033	6.500%	1,415,000	1,447,772
WULF Compute LLC(d)
10/15/2030	7.750%	877,000	909,996
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,344,610
Total			70,278,740
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,382,000	1,404,653
06/15/2032	8.375%	1,899,000	1,947,222
Total			3,351,875
Wireless 0.6%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,574,000	1,437,442
07/15/2031	4.750%	2,084,000	1,929,948
04/15/2032	7.750%	1,217,000	1,261,996
Total			4,629,386
Wirelines 1.5%
Fibercop SpA(d)
07/18/2036	7.200%	233,000	236,066
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,357,981
03/15/2031	8.625%	1,278,000	1,348,490
Iliad Holding SAS(d)
10/15/2028	7.000%	2,192,000	2,224,761
Iliad Holding SASU(d)
04/15/2031	8.500%	655,000	703,911
04/15/2032	7.000%	993,000	1,016,525
Optics Bidco SpA(d)
06/04/2038	7.721%	802,000	814,276
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,776,000	1,814,083
Windstream Services LLC(d)
10/15/2033	7.500%	923,000	921,063
Total			11,437,156
Total Corporate Bonds & Notes (Cost $671,315,578)			678,834,134

Exchange-Traded Fixed Income Funds 1.4%
	Shares	Value ($)
High Yield 1.4%
Columbia Short Duration High Yield ETF(j)	485,000	9,864,900
Total Exchange-Traded Fixed Income Funds (Cost $9,756,775)		9,864,900

Foreign Government Obligations(k) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.5%
NOVA Chemicals Corp.(d)
11/15/2028	8.500%	1,369,000	1,434,814
02/15/2030	9.000%	1,637,000	1,752,054
12/01/2031	7.000%	686,000	727,568
Total			3,914,436
Total Foreign Government Obligations (Cost $3,729,441)			3,914,436

Senior Loans 2.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(l),(m)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	752,220	754,477
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.215%	1,269,845	1,249,845
Chemicals 0.3%
Ineos Quattro Holdings UK Ltd.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.315%	768,051	638,120
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.215%	2,248,757	1,926,915
Total			2,565,035
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.315%	2,326,680	2,329,262
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
Broadstreet Partners, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.715%	2,606,392	2,612,048
Retailers 0.0%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	6.715%	303,049	303,555
Technology 0.8%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.965%	3,985,105	3,980,960
McAfee Corp.(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.965%	1,919,415	1,815,440
Total			5,796,400
Total Senior Loans (Cost $15,889,762)			15,610,622

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(j),(n)	20,852,171	20,845,916
Total Money Market Funds (Cost $20,841,458)		20,845,916
Total Investments in Securities (Cost: $728,259,483)		732,716,006
Other Assets & Liabilities, Net		4,578,076
Net Assets		737,294,082
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $629,424,844, which represents 85.37% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	7,077,350	2,735,775	—	51,775	9,864,900	—	125,685	485,000
Columbia Short-Term Cash Fund, 4.220%
	29,337,103	44,290,146	(52,782,528)	1,195	20,845,916	(401)	244,144	20,852,171
Total	36,414,453			52,970	30,710,816	(401)	369,829

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at October 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(n)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Income Opportunities Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT164_07_R01_(12/25)